Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Schedule of Ordinary Shares

Ordinary shares

	December 31,	June 30,
	2022	2023
Number of ordinary shares authorized	500,000,000	1,000,000,000
Authorized par value per share	US$ 0.01	US$ 0.01
Number of ordinary shares issued and fully paid	348,723,365	416,811,380
Number of equivalent ADSs issued and fully paid	13,948,935	16,672,455
Amount of share capital par value issued and fully paid	$63,019,962	$63,700,842
Amount of share capital surplus issued and fully paid	$213,098,729	$218,233,378